UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®

Select Money Market Portfolio

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Update *
Money Market	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund update includes: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.35%	$ 1,000.00	$ 1,003.60	$ 1.77
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	33.1	30.5	38.7
31 - 90	41.9	45.0	46.3
91 - 180	14.6	13.4	11.8
181 - 397	10.4	11.1	3.2
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Select Money Market Portfolio	71 Days	79 Days	54 Days
All Taxable Money Market Funds Average*	52 Days	49 Days	44 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009
Corporate Bonds 1.6%
Commercial Paper 16.1%
Bank CDs, BAs, TDs, and Notes 54.0%
Government Securities† 22.5%
Repurchase Agreements 5.9%
Other Investments 0.8%
Net Other Assets** (0.9)%

As of February 28, 2009
Corporate Bonds 0.6%
Commercial Paper 11.9%
Bank CDs, BAs, TDs, and Notes 57.5%
Government Securities† 24.8%
Repurchase Agreements 7.4%
Other Investments 0.0%
Net Other Assets** (2.2)%

† Includes FDIC Guaranteed Corporate Securities

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.6%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
9/8/09	0.40% (d)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC
9/8/09	0.40 (d)	10,000,000	10,000,000
Roche Holdings, Inc.
9/18/09	1.95 (f)	80,250,000	80,250,000
TOTAL CORPORATE BONDS			130,250,000
Certificates of Deposit - 46.2%

London Branch, Eurodollar, Foreign Banks - 18.1%
Bayerische Hypo-und Vereinsbank AG
10/27/09	0.50	29,000,000	29,000,000
Commonwealth Bank of Australia
11/18/09 to 12/31/09	0.50 to 0.65	82,000,000	82,000,281
Credit Agricole SA
10/22/09 to 5/20/10	0.60 to 1.10	366,000,000	366,000,000
Credit Industriel et Commercial
9/3/09 to 10/19/09	0.35 to 0.74	143,000,000	143,000,000
Danske Bank AS
9/8/09 to 9/29/09	0.27 to 0.30	74,000,000	74,000,000
DnB NOR Bank ASA
10/21/09	0.28	47,000,000	47,000,326
HSBC Bank PLC
10/29/09 to 11/27/09	0.50 to 1.00	61,000,000	61,000,000
ING Bank NV
10/6/09 to 12/14/09	0.40 to 0.58	155,000,000	155,000,000
Landesbank Baden-Wuert
9/14/09 to 9/21/09	0.37	155,000,000	155,000,813
Landesbank Hessen-Thuringen
9/2/09 to 1/4/10	0.63 to 0.70	164,000,000	164,000,000
National Australia Bank Ltd.
9/29/09 to 11/5/09	0.40 to 1.05	127,000,000	127,000,000
UniCredit SpA
9/8/09 to 10/13/09	0.60 to 0.71	111,000,000	111,000,000
			1,514,001,420

Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 28.1%
Bank of Nova Scotia
9/8/09 to 11/23/09	0.51 to 1.00% (d)	$ 253,000,000	$ 253,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
9/30/09 to 1/25/10	0.40 to 0.51	330,000,000	330,000,000
BNP Paribas SA
9/16/09 to 1/25/10	0.50 to 1.08	240,000,000	240,000,000
Commerzbank AG
10/13/09 to 11/2/09	0.50 to 0.53	94,000,000	94,000,000
Deutsche Bank AG
10/5/09	0.81 (d)	50,000,000	50,000,000
Fortis Banque SA
9/29/09 to 10/23/09	0.40 to 0.70	52,000,000	52,000,000
Intesa Sanpaolo SpA
11/20/09 to 1/6/10	0.61 to 0.72	60,000,000	60,000,000
Natexis Banques Populaires NY
11/19/09	0.93 (d)	16,000,000	16,000,000
Natixis New York Branch
9/22/09	0.66 (d)	40,000,000	40,000,000
Natixis SA
9/1/09 to 11/30/09	0.40 to 1.10 (d)	160,000,000	160,000,000
Rabobank Nederland
9/9/09 to 5/18/10	0.50 to 1.20	263,000,000	263,065,253
Royal Bank of Canada
9/9/09 to 10/1/09	0.90 to 1.00 (d)	97,000,000	97,000,000
Royal Bank of Scotland PLC
11/5/09 to 11/24/09	0.38 to 0.50	211,000,000	211,000,000
Skandinaviska Enskilda Banken AB
9/3/09	0.35	27,000,000	27,000,000
Societe Generale
10/27/09 to 11/5/09	0.37 to 1.03 (d)	113,000,000	113,000,000
Sumitomo Mitsui Banking Corp.
9/23/09 to 10/15/09	0.28 to 0.40	67,000,000	67,000,000
Toronto-Dominion Bank
9/10/09 to 4/16/10	0.50 to 1.90 (d)	221,000,000	221,000,000
UBS AG
11/25/09	0.44	52,000,000	52,000,000
			2,346,065,253
TOTAL CERTIFICATES OF DEPOSIT	3,860,066,673
Commercial Paper - 16.1%
Due Date	Yield (a)	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/23/09	0.40%	$ 25,000,000	$ 24,976,944
Bank of America Corp.
9/16/09	0.25	50,000,000	49,994,792
Caisse Nationale des Caisses d' Epargne et de Prevoyance
11/19/09	0.75	5,000,000	4,991,771
Comcast Corp.
9/21/09	0.86 (b)	45,000,000	44,978,550
Commerzbank U.S. Finance, Inc.
11/20/09	0.50	47,000,000	46,947,778
CVS Caremark Corp.
9/3/09 to 11/4/09	0.40 to 1.10	38,000,000	37,974,013
Dakota Notes (Citibank Credit Card Issuance Trust)
9/8/09 to 11/19/09	0.40 to 0.65	240,300,000	240,153,627
DnB NOR Bank ASA
9/14/09	0.59	21,000,000	20,995,526
Emerald Notes (BA Credit Card Trust)
9/1/09 to 10/26/09	0.95 to 1.20	87,000,000	86,909,822
Groupe Bpce
11/2/09 to 12/8/09	0.48 to 0.51	92,000,000	91,902,533
HVB U.S. Finance, Inc.
10/2/09 to 10/9/09	0.55	32,000,000	31,983,378
Intesa Funding LLC
1/15/10	0.62 to 0.68	12,000,000	11,970,307
Irish Republic
10/22/09	0.55	50,000,000	49,961,042
Landesbank Hessen-Thuringen
9/2/09 to 10/7/09	0.58 to 0.70	36,000,000	35,992,013
Market Street Funding LLC
9/18/09	0.30	19,000,000	18,997,308
Natexis Banques Populaires U.S. Finance Co. LLC
11/2/09	0.65	47,000,000	46,947,386
Nationwide Building Society
9/1/09 to 10/30/09	0.51 to 0.70	118,000,000	117,940,721
Palisades Notes (Citibank Omni Master Trust)
9/1/09 to 9/3/09	0.90	67,000,000	66,998,300
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	34,000,000	33,860,881
Sanpaolo IMI U.S. Financial Co.
11/23/09 to 12/17/09	0.58 to 0.60	45,000,000	44,927,155
Societe Generale North America, Inc.
9/14/09 to 9/15/09	0.27	40,000,000	39,995,981

Due Date	Yield (a)	Principal Amount	Value
Time Warner Cable, Inc.
9/14/09 to 9/16/09	0.47%	$ 40,000,000	$ 39,992,937
Toronto Dominion Holdings (USA)
10/5/09 to 3/8/10	0.50 to 1.65	35,000,000	34,940,903
Vodafone Group PLC
9/1/09 to 9/3/09	0.80 to 0.87	28,500,000	28,499,444
Westpac Banking Corp.
9/11/09 to 5/11/10	0.50 to 0.70 (d)	92,000,000	91,856,875
TOTAL COMMERCIAL PAPER	1,344,689,987
U.S. Government and Government Agency Obligations - 2.2%

Other Government Related - 2.2%
Bank of America NA (FDIC Guaranteed)
9/14/09 to 10/29/09	0.55 to 0.66 (c)(d)	113,347,000	113,347,000
Citibank NA (FDIC Guaranteed)
9/30/09	0.65 (c)(d)	5,000,000	5,000,000
General Electric Capital Corp. (FDIC Guaranteed)
10/8/09	0.60 (c)(d)	68,625,000	68,625,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	186,972,000
Federal Agencies - 14.6%

Fannie Mae - 2.8%
10/28/09 to 11/9/09	0.42 to 1.68 (d)	241,000,000	240,510,162
Federal Home Loan Bank - 8.2%
9/23/09 to 8/17/10	0.40 to 2.66 (d)	684,300,000	684,337,710
Freddie Mac - 3.6%
9/3/09 to 11/3/09	0.62 to 0.86 (d)	300,000,000	299,770,430
TOTAL FEDERAL AGENCIES	1,224,618,302
U.S. Treasury Obligations - 5.7%

U.S. Treasury Bills - 5.3%
10/22/09 to 8/26/10	0.45 to 1.01	446,000,000	444,478,920
U.S. Treasury Notes - 0.4%
5/15/10	0.50	31,000,000	31,729,334
TOTAL U.S. TREASURY OBLIGATIONS	476,208,254
Bank Notes - 0.2%
Due Date	Yield (a)	Principal Amount	Value
Bank of America NA
9/11/09	0.25%	$ 15,000,000	$ 15,000,000
Medium-Term Notes - 7.3%

AT&T, Inc.
10/2/09	1.05 (b)(d)	65,000,000	65,000,000
Bank of America NA
10/5/09	0.80 (d)	75,000,000	75,000,000
Bank of Montreal
9/8/09	0.80 (b)(d)	27,000,000	27,000,000
Banque Federative du Credit Mutuel
11/28/09	0.72 (b)(d)	28,000,000	28,000,000
BNP Paribas SA
11/13/09	0.68 (d)	36,000,000	36,000,000
BP Capital Markets PLC
9/11/09	0.77 (d)	25,000,000	25,000,000
Cellco Partnership
12/27/09	1.11 (b)(d)	34,000,000	34,000,000
Commonwealth Bank of Australia
10/6/09	0.80 (b)(d)	49,000,000	49,000,000
General Electric Capital Corp.
9/8/09 to 10/5/09	0.34 to 0.61 (d)	8,000,000	8,000,284
Metropolitan Life Global Funding I
12/7/09	1.20 (b)(d)	13,000,000	13,000,000
National Australia Bank Ltd.
9/8/09	0.86 (b)(d)	31,000,000	31,000,000
New York Life Insurance Co.
9/30/09 to 11/30/09	1.41 to 1.75 (d)(f)	47,000,000	47,000,000
Nordea Bank AB
10/23/09	0.87 (d)	23,000,000	23,000,000
Procter & Gamble Co.
9/9/09	0.66 (d)	9,000,000	9,000,000
Royal Bank of Canada
9/15/09	0.69 (b)(d)	50,000,000	50,000,000
Societe Generale
9/4/09	1.06 (b)(d)	23,000,000	23,000,000
Verizon Communications, Inc.
9/15/09	0.93 (d)	17,000,000	17,000,000
Westpac Banking Corp.
9/4/09	0.89 (b)(d)	48,000,000	47,999,484
TOTAL MEDIUM-TERM NOTES	607,999,768
Short-Term Notes - 0.1%
Due Date	Yield (a)	Principal Amount	Value
Metropolitan Life Insurance Co.
10/1/09	2.10% (d)(f)	$ 5,000,000	$ 5,000,000
Time Deposits - 0.2%

Banco Santander SA
9/22/09 to 9/25/09	0.50	21,000,000	21,000,000
Asset-Backed Securities - 0.8%

BMW Vehicle Lease Trust
6/15/10	0.79	10,501,711	10,501,711
Harley-Davidson Motor Trust
5/17/10	1.49	6,723,632	6,723,632
Honda Auto Receivables Owner Trust
5/17/10 to 7/15/10	0.75 to 1.32	25,922,093	25,922,093
John Deere Owner Trust 2009
7/2/10	1.13	12,082,538	12,082,538
Volkswagen Auto Lease Trust
5/17/10	1.45	11,121,502	11,121,502
TOTAL ASSET-BACKED SECURITIES		66,351,476
Repurchase Agreements - 5.9%
	Maturity Amount
In a joint trading account at 0.22% dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) #	$ 3,000	3,000
With:
Barclays Capital, Inc. at:
0.48%, dated 8/31/09 due 9/1/09:
(Collateralized by Equity Securities valued at $79,201,065)	72,000,960	72,000,000
(Collateralized by U.S. Government Obligations valued at:
$33,990,453, 5.8%, 3/20/39)	33,000,440	33,000,000
$66,950,893, 0% - 5%, 1/25/37 - 8/15/39)	65,000,867	65,000,000
0.5%, dated 8/21/09 due 11/19/09 (Collateralized by U.S. Government Obligations valued at $3,090,473, 4%, 3/13/18)	3,003,750	3,000,000
0.5%, dated 8/14/09 due 9/14/09 (Collateralized by Equity Securities valued at $22,005,508)	20,008,611	20,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Citigroup Global Markets, Inc. at 0.48%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $18,730,560)	$ 17,000,227	$ 17,000,000
Deutsche Bank Securities, Inc. at:
0.27%, dated 8/25/09 due 9/25/09 (Collateralized by Commercial Paper Obligations valued at $16,609,186, 9/25/09)	16,003,720	16,000,000
0.35%, dated 8/25/09 due 11/25/09 (Collateralized by Commercial Paper Obligations valued at $11,382,197, 9/25/09 - 11/13/09)	11,009,839	11,000,000
0.38%, dated:
8/17/09 due 11/13/09 (Collateralized by Commercial Paper Obligations valued at $14,526,770, 11/13/09)	14,013,004	14,000,000
8/18/09 due 11/16/09 (Collateralized by Commercial Paper Obligations valued at $8,322,740, 11/16/09)	8,007,600	8,000,000
0.48%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $39,600,530)	36,000,480	36,000,000
0.55%, dated 7/1/09 due 10/1/09 (Collateralized by Commercial Paper Obligations valued at $7,294,096, 10/1/09)	7,009,839	7,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.48%, dated 8/24/09 due 11/24/09 (Collateralized by Equity Securities valued at $28,602,904) (d)(e)	26,031,893	26,000,000
Morgan Stanley & Co. at:
0.38%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $110,001,177)	100,001,056	100,000,000
0.42%, dated 8/20/09 due 11/18/09 (Collateralized by Equity Securities valued at $42,906,031)	39,040,950	39,000,000

	Maturity Amount	Value
RBC Capital Markets Co. at 0.53%, dated 8/31/09 due 9/1/09 (Collateralized by Equity Securities valued at $6,600,109)	$ 6,000,088	$ 6,000,000
UBS Securities LLC at 0.55%, dated 7/2/09 due 9/29/09 (Collateralized by Corporate Obligations valued at $25,228,805, 5.13% - 7%, 7/2/12 - 3/15/19)	24,032,633	24,000,000
TOTAL REPURCHASE AGREEMENTS		497,003,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $8,435,159,460)	8,435,159,460
NET OTHER ASSETS - (0.9)%	(75,158,679)
NET ASSETS - 100%	$ 8,360,000,781
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $412,978,034 or 4.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $186,972,000 or 2.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,250,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 2.1%, 10/1/09	3/26/02	$ 5,000,000
New York Life Insurance Co.: 1.41%, 11/30/09	5/8/09	$ 19,000,000
1.75%, 9/30/09	3/23/09	$ 28,000,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 80,250,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,000 due 9/01/09 at 0.22%
BNP Paribas Securities Corp.	$ 232
Banc of America Securities LLC	259
Bank of America, NA	399
Barclays Capital, Inc.	324
Citigroup Global Markets, Inc.	199
Credit Suisse Securities (USA) LLC	133
Deutsche Bank Securities, Inc.	216
Greenwich Capital Markets, Inc.	66
ING Financial Markets LLC	139
J.P. Morgan Securities, Inc.	438
Merrill Lynch Government Securities, Inc.	33
Mizuho Securities USA, Inc.	176
RBC Capital Markets Corp.	17
Societe Generale, New York Branch	133
UBS Securities LLC	203
Wachovia Capital Markets LLC	33
$ 3,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $497,003,000) - See accompanying schedule: Unaffiliated issuers (cost $8,435,159,460)		$ 8,435,159,460
Cash		119,437
Receivable for fund shares sold		25,727,834
Interest receivable		11,646,428
Prepaid expenses		162,395
Total assets		8,472,815,554

Liabilities
Payable for investments purchased	$ 73,006,711
Payable for fund shares redeemed	37,332,798
Distributions payable	222,242
Accrued management fee	1,321,313
Other affiliated payables	843,837
Other payables and accrued expenses	87,872
Total liabilities		112,814,773

Net Assets		$ 8,360,000,781
Net Assets consist of:
Paid in capital		$ 8,359,135,151
Distributions in excess of net investment income		(158,796)
Accumulated undistributed net realized gain (loss) on investments		1,024,426
Net Assets, for 8,358,372,456 shares outstanding		$ 8,360,000,781
Net Asset Value, offering price and redemption price per share ($8,360,000,781 ÷ 8,358,372,456 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 44,806,905

Expenses
Management fee	$ 7,893,424
Transfer agent fees	4,688,453
Accounting fees and expenses	344,286
Custodian fees and expenses	59,238
Independent trustees' compensation	13,737
Registration fees	149,638
Audit	29,895
Legal	10,959
Interest	292
Money Market Guarantee Program Fee	1,499,481
Miscellaneous	152,839
Total expenses before reductions	14,842,242
Expense reductions	(241)	14,842,001
Net investment income		29,964,904
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		167,324
Net increase in net assets resulting from operations		$ 30,132,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,964,904	$ 178,375,523
Net realized gain (loss)	167,324	903,913
Net increase in net assets resulting from operations	30,132,228	179,279,436
Distributions to shareholders from net investment income	(30,123,700)	(178,218,057)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,690,549,541	10,475,435,639
Reinvestment of distributions	27,793,318	165,691,509
Cost of shares redeemed	(4,311,163,859)	(9,867,570,359)
Net increase (decrease) in net assets and shares resulting from share transactions	407,179,000	773,556,789
Total increase (decrease) in net assets	407,187,528	774,618,168

Net Assets
Beginning of period	7,952,813,253	7,178,195,085
End of period (including distributions in excess of net investment income of $158,796 and distributions in excess of net investment income of $0, respectively)	$ 8,360,000,781	$ 7,952,813,253

Financial Highlights

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 F

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.025	.049	.049	.033	.013
Distributions from net investment income	(.004)	(.025)	(.049)	(.049)	(.033)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.36%	2.49%	5.01%	4.97%	3.32%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.35% A	.33%	.36%	.39%	.40%	.39%
Expenses net of fee waivers, if any	.35% A	.33%	.36%	.39%	.40%	.39%
Expenses net of all reductions	.35% A	.33%	.36%	.38%	.40%	.39%
Net investment income	.71% A	2.44%	4.82%	4.92%	3.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,360,001	$ 7,952,813	$ 7,178,195	$ 2,567,640	$ 891,796	$ 584,755

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Cost for federal income tax purposes	$ 8,435,159,460

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $13,026,538. The weighted average interest rate was .06%. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,863,909 or an annualized rate of .07% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .19% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $241.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELMM-USAN-1009
1.813613.104

Spartan® Short-Term Treasury Bond Index Fund
Spartan Intermediate Treasury Bond Index Fund
Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Short-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,006.30	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,006.80	$ .51
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 997.50	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 998.00	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 996.70	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 997.20	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	7.5	0.8
1 - 1.99%	28.1	6.7
2 - 2.99%	9.3	7.5
3 - 3.99%	20.0	33.3
4 - 4.99%	34.7	49.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	2.8	2.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	2.6	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 100.1%
Short-Term Investments and Net Other Assets 0.5%	Short-Term Investments and Net Other Assets† (0.1)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Notes:
0.875% 2/28/11	$ 25,985,000	$ 26,057,056
0.875% 3/31/11	10,801,000	10,825,054
1.125% 6/30/11	9,162,000	9,202,798
1.125% 1/15/12	7,838,000	7,820,239
1.25% 11/30/10	9,175,000	9,256,355
1.375% 2/15/12	42,959,000	43,076,450
1.375% 3/15/12	6,285,000	6,300,222
1.375% 4/15/12	6,776,000	6,787,119
1.5% 7/15/12	7,505,000	7,519,657
1.5% 12/31/13	7,310,000	7,124,969
1.75% 11/15/11	6,817,000	6,910,202
1.75% 1/31/14	6,128,000	6,022,194
1.875% 2/28/14	19,200,000	18,934,502
1.875% 4/30/14	9,240,000	9,079,021
2% 11/30/13	5,891,000	5,873,050
2.25% 5/31/14	9,508,000	9,484,972
2.375% 8/31/14	10,055,000	10,047,931
2.625% 6/30/14	9,787,000	9,914,691
2.625% 7/31/14	10,055,000	10,174,403
3.125% 8/31/13	39,962,000	41,738,431
3.375% 11/30/12	45,024,000	47,626,930
3.375% 7/31/13	4,732,000	4,995,587
3.875% 10/31/12	3,289,000	3,528,479
4.25% 10/15/10	33,676,000	35,123,024
4.25% 1/15/11	2,976,000	3,123,056
4.25% 8/15/13	5,847,000	6,365,465
4.25% 8/15/14	4,496,000	4,893,617
4.375% 12/15/10	3,592,000	3,768,935
4.5% 11/15/10	3,093,000	3,242,939
4.5% 2/28/11	3,580,000	3,783,892
4.5% 11/30/11	3,747,000	4,025,391
4.5% 3/31/12	3,986,000	4,311,106
4.625% 8/31/11	4,214,000	4,516,881
4.625% 10/31/11	21,715,000	23,355,503
4.625% 12/31/11	5,720,000	6,170,004
4.625% 2/29/12	3,751,000	4,063,094
4.625% 7/31/12	3,382,000	3,691,135
4.75% 3/31/11	17,943,000	19,074,252
4.75% 5/31/12	6,619,000	7,222,984
4.75% 5/15/14	6,395,000	7,105,945
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/11	$ 9,113,000	$ 9,726,706
4.875% 5/31/11	2,759,000	2,952,022
4.875% 7/31/11	12,577,000	13,518,803
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $483,533,977)		488,335,066
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,322,000)	$ 2,322,013	2,322,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $485,855,977)		490,657,066
NET OTHER ASSETS - 0.0%		933
NET ASSETS - 100%		$ 490,657,999
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,322,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 399,267
Banc of America Securities LLC	198,799
Bank of America, NA	496,997
Deutsche Bank Securities, Inc.	218,679
ING Financial Markets LLC	63,962
J.P. Morgan Securities, Inc.	397,598
Mizuho Securities USA, Inc.	198,799
Morgan Stanley & Co., Inc.	99,400
Societe Generale, New York Branch	248,499
$ 2,322,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,322,000) - See accompanying schedule: Unaffiliated issuers (cost $485,855,977)		$ 490,657,066
Cash		962
Receivable for investments sold		21,680,391
Receivable for fund shares sold		730,119
Interest receivable		2,841,195
Total assets		515,909,733

Liabilities
Payable for investments purchased	$ 23,995,319
Payable for fund shares redeemed	1,133,888
Distributions payable	66,853
Accrued management fee	40,675
Other affiliated payables	14,999
Total liabilities		25,251,734

Net Assets		$ 490,657,999
Net Assets consist of:
Paid in capital		$ 478,645,697
Undistributed net investment income		319,592
Accumulated undistributed net realized gain (loss) on investments		6,891,621
Net unrealized appreciation (depreciation) on investments		4,801,089
Net Assets		$ 490,657,999
Investor Class: Net Asset Value, offering price and redemption price per share ($181,352,068 ÷ 17,303,525 shares)		$ 10.48
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($309,305,931 ÷ 29,511,124 shares)		$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 4,777,079

Expenses
Management fee	$ 262,387
Transfer agent fees	98,863
Independent trustees' compensation	882
Miscellaneous	873
Total expenses before reductions	363,005
Expense reductions	(29)	362,976
Net investment income		4,414,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,239,568
Change in net unrealized appreciation (depreciation) on: Investment securities		(8,170,899)
Net gain (loss)		(931,331)
Net increase (decrease) in net assets resulting from operations		$ 3,482,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,414,103	$ 12,812,781
Net realized gain (loss)	7,239,568	11,005,181
Change in net unrealized appreciation (depreciation)	(8,170,899)	(1,844,480)
Net increase (decrease) in net assets resulting from operations	3,482,772	21,973,482
Distributions to shareholders from net investment income	(4,483,806)	(13,482,216)
Distributions to shareholders from net realized gain	(7,255,205)	(3,751,463)
Total distributions	(11,739,011)	(17,233,679)
Share transactions - net increase (decrease)	(63,787,678)	186,195,666
Total increase (decrease) in net assets	(72,043,917)	190,935,469

Net Assets
Beginning of period	562,701,916	371,766,447
End of period (including undistributed net investment income of $319,592 and undistributed net investment income of $389,295, respectively)	$ 490,657,999	$ 562,701,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment incomeD	.085	.285	.433	.457	.075
Net realized and unrealized gain (loss)	(.019)	.141	.579	(.003) E	(.054)
Total from investment operations	.066	.426	1.012	.454	.021
Distributions from net investment income	(.086)	(.301)	(.407)	(.394)	(.061)
Distributions from net realized gain	(.140)	(.085)	(.025)	-	-
Total distributions	(.226)	(.386)	(.432)	(.394)	(.061)
Net asset value, end of period	$ 10.48	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	.63%	4.11%	10.38%	4.65%	.21%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income	1.61% A	2.70%	4.24%	4.60%	4.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,352	$ 223,533	$ 129,158	$ 26,670	$ 7,357
Portfolio turnover rate	162% A	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.60	$ 10.02	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income D	.090	.295	.441	.465	.076
Net realized and unrealized gain (loss)	(.018)	.141	.581	(.001) E	(.053)
Total from investment operations	.072	.436	1.022	.464	.023
Distributions from net investment income	(.092)	(.311)	(.417)	(.404)	(.063)
Distributions from net realized gain	(.140)	(.085)	(.025)	-	-
Total distributions	(.232)	(.396)	(.442)	(.404)	(.063)
Net asset value, end of period	$ 10.48	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Total Return B, C	.68%	4.22%	10.49%	4.75%	.23%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income	1.71% A	2.80%	4.34%	4.70%	4.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 309,306	$ 339,169	$ 242,608	$ 152,046	$ 10,134
Portfolio turnover rate	162% A	116%	110%	123%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	0.0	4.9
2 - 2.99%	10.2	1.1
3 - 3.99%	29.2	20.7
4 - 4.99%	41.7	53.5
7 - 7.99%	4.0	1.1
8 - 8.99%	5.3	4.7
9% and over	4.3	4.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	7.2	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	6.5	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Treasury Obligations 98.7%	U.S. Treasury Obligations 97.2%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 2.8%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 27,462,000	$ 34,662,207
7.5% 11/15/16	23,610,000	30,270,593
8.125% 8/15/19	13,513,000	18,660,615
8.75% 5/15/17	19,470,000	26,774,287
8.875% 8/15/17	13,087,000	18,195,013
8.875% 2/15/19	15,835,000	22,723,225
9% 11/15/18	8,893,000	12,805,920
9.125% 5/15/18	8,467,000	12,171,313
9.25% 2/15/16	10,128,000	13,931,540
9.875% 11/15/15	1,718,000	2,410,703
10.625% 8/15/15	3,644,000	5,226,578
11.25% 2/15/15	11,951,000	17,230,916
11.75% 11/15/14	7,008,000	7,170,607
U.S. Treasury Notes:
2.375% 3/31/16	37,809,000	36,532,946
2.625% 4/30/16	33,154,000	32,483,162
2.75% 2/15/19	103,762,000	98,225,363
3.125% 5/15/19 (b)	111,845,000	109,188,681
3.25% 6/30/16	44,968,000	45,726,835
3.25% 7/31/16	50,891,000	51,670,243
3.5% 2/15/18	59,978,000	60,746,438
3.625% 8/15/19	41,803,000	42,586,806
3.75% 11/15/18	95,251,000	97,810,871
3.875% 5/15/18	66,365,000	68,998,894
4% 2/15/15	52,164,000	55,949,959
4% 8/15/18	41,547,000	43,507,520
4.125% 5/15/15	49,984,000	53,908,544
4.25% 11/15/14	40,097,000	43,614,870
4.25% 8/15/15	47,272,000	51,245,779
4.25% 11/15/17	12,303,000	13,159,400
4.5% 11/15/15	36,671,000	40,240,702
4.5% 2/15/16	120,113,000	131,673,876
4.5% 5/15/17	56,877,000	62,018,169
4.625% 11/15/16	130,216,000	143,532,670
4.625% 2/15/17	36,213,000	39,825,826
4.75% 8/15/17	3,279,000	3,630,210
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,517,203,436)		1,548,511,281
Cash Equivalents - 5.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 16,386,091	$ 16,386,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	70,175,409	70,175,000
TOTAL CASH EQUIVALENTS (Cost $86,561,000)		86,561,000
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,603,764,436)		1,635,072,281
NET OTHER ASSETS - (4.2)%		(65,804,903)
NET ASSETS - 100%		$ 1,569,267,378
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$16,386,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 2,817,566
Banc of America Securities LLC	1,402,894
Bank of America, NA	3,507,235
Deutsche Bank Securities, Inc.	1,543,184
ING Financial Markets LLC	451,373
J.P. Morgan Securities, Inc.	2,805,789
Mizuho Securities USA, Inc.	1,402,894
Morgan Stanley & Co., Inc.	701,447
Societe Generale, New York Branch	1,753,618
$ 16,386,000
$70,175,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 70,175,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,337,500 and repurchase agreements of $86,561,000) - See accompanying schedule: Unaffiliated issuers (cost $1,603,764,436)		$ 1,635,072,281
Cash		410
Receivable for investments sold		118,335,073
Receivable for fund shares sold		11,471,465
Interest receivable		11,620,481
Total assets		1,776,499,710

Liabilities
Payable for investments purchased	$ 135,185,323
Payable for fund shares redeemed	1,585,377
Distributions payable	63,603
Accrued management fee	128,133
Other affiliated payables	94,568
Other payables and accrued expenses	328
Collateral on securities loaned, at value	70,175,000
Total liabilities		207,232,332

Net Assets		$ 1,569,267,378
Net Assets consist of:
Paid in capital		$ 1,514,027,775
Undistributed net investment income		3,036,153
Accumulated undistributed net realized gain (loss) on investments		20,895,605
Net unrealized appreciation (depreciation) on investments		31,307,845
Net Assets		$ 1,569,267,378
Investor Class: Net Asset Value, offering price and redemption price per share ($1,161,974,343 ÷ 109,216,644 shares)		$ 10.64
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($407,293,035 ÷ 38,281,365 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 25,698,825

Expenses
Management fee	$ 778,974
Transfer agent fees	560,320
Independent trustees' compensation	2,604
Interest	2,873
Miscellaneous	2,528
Total expenses before reductions	1,347,299
Expense reductions	(62)	1,347,237
Net investment income		24,351,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		23,670,411
Change in net unrealized appreciation (depreciation) on: Investment securities		(52,577,478)
Net gain (loss)		(28,907,067)
Net increase (decrease) in net assets resulting from operations		$ (4,555,479)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,351,588	$ 47,693,861
Net realized gain (loss)	23,670,411	31,978,486
Change in net unrealized appreciation (depreciation)	(52,577,478)	18,856,886
Net increase (decrease) in net assets resulting from operations	(4,555,479)	98,529,233
Distributions to shareholders from net investment income	(24,273,202)	(46,447,666)
Distributions to shareholders from net realized gain	(27,167,833)	(16,903,461)
Total distributions	(51,441,035)	(63,351,127)
Share transactions - net increase (decrease)	26,513,276	463,386,572
Total increase (decrease) in net assets	(29,483,238)	498,564,678

Net Assets
Beginning of period	1,598,750,616	1,100,185,938
End of period (including undistributed net investment income of $3,036,153 and undistributed net investment income of $2,957,767, respectively)	$ 1,569,267,378	$ 1,598,750,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.166	.382	.440	.432	.076
Net realized and unrealized gain (loss)	(.190)	.319	.850	.055	(.091)
Total from investment operations	(.024)	.701	1.290	.487	(.015)
Distributions from net investment income	(.166)	(.376)	(.420)	(.417)	(.075)
Distributions from net realized gain	(.190)	(.145)	(.010)	-	-
Total distributions	(.356)	(.521)	(.430)	(.417)	(.075)
Net asset value, end of period	$ 10.64	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	(.25)%	6.68%	13.32%	5.07%	(.15)%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income	3.08% A	3.55%	4.35%	4.41%	4.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,161,974	$ 1,100,136	$ 925,538	$ 610,674	$ 5,319
Portfolio turnover rate	139% A	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 G

2007

2006 E

Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.84	$ 9.98	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income D	.173	.395	.453	.441	.078
Net realized and unrealized gain (loss)	(.191)	.317	.847	.056	(.091)
Total from investment operations	(.018)	.712	1.300	.497	(.013)
Distributions from net investment income	(.172)	(.387)	(.430)	(.427)	(.077)
Distributions from net realized gain	(.190)	(.145)	(.010)	-	-
Total distributions	(.362)	(.532)	(.440)	(.427)	(.077)
Net asset value, end of period	$ 10.64	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Total Return B, C	(.20)%	6.79%	13.43%	5.18%	(.13)%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income	3.18% A	3.65%	4.45%	4.52%	4.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 407,293	$ 498,614	$ 174,647	$ 23,231	$ 6,374
Portfolio turnover rate	139% A	89%	85%	100%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.5	4.0
4 - 4.99%	24.5	14.6
5 - 5.99%	12.1	9.7
6 - 6.99%	26.6	36.1
7 - 7.99%	17.6	10.9
8 - 8.99%	12.9	22.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	19.5	18.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	12.1	11.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Treasury Obligations 97.9%	U.S. Treasury Obligations 101.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets† (1.3)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.9%
	Principal Amount	Value
U.S. Treasury Obligations - 97.9%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 10,610,000	$ 9,373,277
4.25% 5/15/39	13,099,000	13,244,320
4.375% 2/15/38	6,078,000	6,268,886
4.5% 2/15/36	9,444,000	9,936,863
4.5% 5/15/38	7,841,000	8,257,553
4.5% 8/15/39	6,137,000	6,467,821
4.75% 2/15/37	5,933,000	6,484,585
5% 5/15/37	5,795,000	6,576,421
5.25% 11/15/28	3,159,000	3,618,041
5.25% 2/15/29	3,479,000	3,983,998
5.375% 2/15/31	5,766,000	6,745,321
5.5% 8/15/28	3,422,000	4,028,337
6% 2/15/26	20,000	24,538
6.125% 11/15/27	6,374,000	7,996,381
6.125% 8/15/29	3,850,000	4,875,663
6.25% 8/15/23	7,279,000	9,007,763
6.25% 5/15/30	5,885,000	7,597,170
6.375% 8/15/27	2,580,000	3,314,898
6.5% 11/15/26	3,234,000	4,184,997
6.625% 2/15/27	7,579,000	9,940,328
6.75% 8/15/26	1,712,000	2,264,120
6.875% 8/15/25	4,326,000	5,754,255
7.125% 2/15/23	4,773,000	6,322,736
7.25% 8/15/22	11,960,000	15,940,430
7.5% 11/15/24	3,243,000	4,513,851
7.625% 11/15/22	707,000	972,015
7.625% 2/15/25	2,857,000	4,033,281
7.875% 2/15/21	3,342,000	4,593,161
8% 11/15/21	2,468,000	3,449,800
8.125% 5/15/21	6,192,000	8,681,376
8.125% 8/15/21	995,000	1,398,285
8.5% 2/15/20	2,762,000	3,921,178
8.75% 5/15/20	1,984,000	2,866,261
8.75% 8/15/20	4,428,000	6,412,297
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,276,083)		203,050,207
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,380,000)	$ 3,380,019	$ 3,380,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $203,656,083)		206,430,207
NET OTHER ASSETS - 0.5%		980,044
NET ASSETS - 100%		$ 207,410,251
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,380,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 581,191
Banc of America Securities LLC	289,380
Bank of America, NA	723,450
Deutsche Bank Securities, Inc.	318,318
ING Financial Markets LLC	93,106
J.P. Morgan Securities, Inc.	578,760
Mizuho Securities USA, Inc.	289,380
Morgan Stanley & Co., Inc.	144,690
Societe Generale, New York Branch	361,725
$ 3,380,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,380,000) - See accompanying schedule: Unaffiliated issuers (cost $203,656,083)		$ 206,430,207
Cash		208
Receivable for investments sold		8,116,246
Receivable for fund shares sold		289,083
Interest receivable		1,309,178
Total assets		216,144,922

Liabilities
Payable for investments purchased	$ 7,092,670
Payable for fund shares redeemed	1,588,223
Distributions payable	24,610
Accrued management fee	16,362
Other affiliated payables	12,806
Total liabilities		8,734,671

Net Assets		$ 207,410,251
Net Assets consist of:
Paid in capital		$ 202,379,234
Distributions in excess of net investment income		(6,212)
Accumulated undistributed net realized gain (loss) on investments		2,263,105
Net unrealized appreciation (depreciation) on investments		2,774,124
Net Assets		$ 207,410,251
Investor Class: Net Asset Value, offering price and redemption price per share ($158,421,637 ÷ 14,942,748 shares)		$ 10.60
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($48,988,614 ÷ 4,620,599 shares)		$ 10.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Interest		$ 4,120,362

Expenses
Management fee	$ 101,784
Transfer agent fees	81,959
Independent trustees' compensation	348
Miscellaneous	340
Total expenses before reductions	184,431
Expense reductions	(31)	184,400
Net investment income		3,935,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,675,775
Change in net unrealized appreciation (depreciation) on: Investment securities		(7,747,748)
Net gain (loss)		(4,071,973)
Net increase (decrease) in net assets resulting from operations		$ (136,011)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,935,962	$ 7,083,530
Net realized gain (loss)	3,675,775	677,483
Change in net unrealized appreciation (depreciation)	(7,747,748)	6,556,834
Net increase (decrease) in net assets resulting from operations	(136,011)	14,317,847
Distributions to shareholders from net investment income	(3,930,773)	(7,083,484)
Distributions to shareholders from net realized gain	(1,378,385)	(221,221)
Total distributions	(5,309,158)	(7,304,705)
Share transactions - net increase (decrease)	(26,609,730)	138,984,645
Total increase (decrease) in net assets	(32,054,899)	145,997,787

Net Assets
Beginning of period	239,465,150	93,467,363
End of period (including distributions in excess of net investment income of $6,212 and distributions in excess of net investment income of $11,401, respectively)	$ 207,410,251	$ 239,465,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.205	.428	.447	.455	.084
Net realized and unrealized gain (loss)	(.241)	.439	.565	(.067) E	.011
Total from investment operations	(.036)	.867	1.012	.388	.095
Distributions from net investment income	(.204)	(.427)	(.452)	(.458)	(.085)
Distributions from net realized gain	(.070)	(.010)	(.020)	-	-
Total distributions	(.274)	(.437)	(.472)	(.458)	(.085)
Net asset value, end of period	$ 10.60	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	(.33)%	8.47%	10.56%	4.09%	.95%
Ratios to Average Net Assets G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income	3.82% A	3.96%	4.47%	4.70%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,422	$ 178,354	$ 55,139	$ 9,573	$ 1,737
Portfolio turnover rate	194% A	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006 F

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.48	$ 9.94	$ 10.01	$ 10.00
Income from Investment Operations
Net investment income D	.210	.429	.454	.463	.086
Net realized and unrealized gain (loss)	(.240)	.448	.568	(.066) E	.011
Total from investment operations	(.030)	.877	1.022	.397	.097
Distributions from net investment income	(.210)	(.437)	(.462)	(.467)	(.087)
Distributions from net realized gain	(.070)	(.010)	(.020)	-	-
Total distributions	(.280)	(.447)	(.482)	(.467)	(.087)
Net asset value, end of period	$ 10.60	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Total Return B, C	(.28)%	8.58%	10.67%	4.19%	.97%
Ratios to Average Net Assets G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10% A
Net investment income	3.92% A	4.05%	4.57%	4.80%	4.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,989	$ 61,111	$ 38,328	$ 8,746	$ 1,334
Portfolio turnover rate	194% A	91%	56%	86%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period December 20, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 14, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ 485,830,536	$ 5,455,440	$ (628,910)	$ 4,826,530
Spartan Intermediate Treasury Bond Index Fund	1,604,538,439	43,297,667	(12,763,825)	30,533,842
Spartan Long-Term Treasury Bond Index Fund	204,038,563	5,785,256	(3,393,612)	2,391,644

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 873
Spartan Intermediate Treasury Bond Index Fund	2,528
Spartan Long-Term Treasury Bond Index Fund	340

During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Spartan Intermediate Treasury Bond Index Fund	$ 94,029

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Short-Term Treasury Bond Index Fund	$ 24	$ 5
Spartan Intermediate Treasury Bond Index Fund	57	5
Spartan Long-Term Treasury Bond Index Fund	29	2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,631,655	$ 4,633,729
Fidelity Advantage Class	2,852,151	8,848,487
Total	$ 4,483,806	$ 13,482,216
From net realized gain
Investor Class	$ 2,755,770	$ 1,362,079
Fidelity Advantage Class	4,499,435	2,389,384
Total	$ 7,255,205	$ 3,751,463
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 17,318,335	$ 36,172,428
Fidelity Advantage Class	6,954,867	10,275,238
Total	$ 24,273,202	$ 46,447,666
From net realized gain
Investor Class	$ 19,003,943	$ 13,424,030
Fidelity Advantage Class	8,163,890	3,479,431
Total	$ 27,167,833	$ 16,903,461
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 3,149,909	$ 3,835,968
Fidelity Advantage Class	780,864	3,247,516
Total	$ 3,930,773	$ 7,083,484
From net realized gain
Investor Class	$ 1,116,792	$ 145,163
Fidelity Advantage Class	261,593	76,058
Total	$ 1,378,385	$ 221,221

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	7,190,919	26,944,201	$ 75,725,062	$ 285,344,792
Reinvestment of distributions	399,775	522,295	4,202,750	5,523,129
Shares redeemed	(11,303,441)	(18,632,122)	(119,050,578)	(197,342,235)
Net increase (decrease)	(3,712,747)	8,834,374	$ (39,122,766)	$ 93,525,686
Fidelity Advantage Class
Shares sold	9,960,239	48,835,428	$ 105,070,224	$ 515,041,804
Reinvestment of distributions	618,202	924,097	6,498,141	9,773,470
Shares redeemed	(12,954,572)	(40,753,830)	(136,233,277)	(432,145,294)
Net increase (decrease)	(2,376,131)	9,005,695	$ (24,664,912)	$ 92,669,980
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	27,362,017	78,310,682	$ 294,790,979	$ 844,111,697
Reinvestment of distributions	3,322,719	4,563,280	36,083,296	49,195,534
Shares redeemed	(21,322,866)	(68,422,161)	(229,444,610)	(738,845,301)
Net increase (decrease)	9,361,870	14,451,801	$ 101,429,665	$ 154,461,930
Fidelity Advantage Class
Shares sold	10,592,950	58,703,604	$ 114,012,524	$ 632,430,042
Reinvestment of distributions	1,312,282	1,144,379	14,265,881	12,513,017
Shares redeemed	(18,879,873)	(30,706,968)	(203,194,794)	(336,018,417)
Net increase (decrease)	(6,974,641)	29,141,015	$ (74,916,389)	$ 308,924,642
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	6,520,568	22,914,071	$ 69,605,393	$ 252,024,458
Reinvestment of distributions	391,089	354,687	4,199,648	3,836,652
Shares redeemed	(8,315,133)	(12,186,335)	(88,684,426)	(133,862,026)
Net increase (decrease)	(1,403,476)	11,082,423	$ (14,879,385)	$ 121,999,084
Fidelity Advantage Class
Shares sold	3,385,104	14,958,417	$ 35,388,404	$ 160,277,429
Reinvestment of distributions	87,910	292,510	945,447	3,092,980
Shares redeemed	(4,453,068)	(13,309,125)	(48,064,196)	(146,384,848)
Net increase (decrease)	(980,054)	1,941,802	$ (11,730,345)	$ 16,985,561

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund / Spartan Long-Term Treasury Bond Index Fund / Spartan Short-Term Treasury Bond Index Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
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73-575 El Paseo
Palm Desert, CA

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16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
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7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
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3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
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111 South Westlake Blvd
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Colorado

281 East Flatiron Circle
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1625 Broadway
Denver, CO

9185 Westview Road
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Connecticut

48 West Putnam Avenue
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265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
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8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
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Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
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The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

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Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LBX-USAN-1009
1.821050.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 2, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 2, 2009